Trade and Other Receivables and Prepayments, Net (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables and prepayments

		December 31,
		2020	2019
	Note	US$ in millions
Trade receivables		$257	$506
Less: provision for expected credit losses		(137)	(106)
Trade receivables, net	16(a)	120	400
Other receivables		11	56
Prepayments		52	49
Deferred rent		69	81
Less: amortization of deferred rent		(42)	(50)
provision for doubtful deferred rent		(2)	(3)
Prepayments, net		77	77
Trade and other receivables and prepayments, net		208	533
Less: non-current portion:
prepayments		(5)	(6)
deferred rent		(13)	(17)
		(18)	(23)
Current portion		$190	$510

Trade receivables aging
The aging analysis of trade receivables, net of provision for expected credit losses, is as follows:

	December 31,
	2020	2019
	US$ in millions
0 - 30 days	$89	$259
31 - 60 days	9	42
61 - 90 days	5	26
Over 90 days	17	73
	$120	$400

Exposure to credit risk for trade receivables
The following table provides information about the exposure to credit risk for trade receivables which are assessed based on provision matrix as at December 31, 2020 and 2019, within lifetime ECL.

				December 31,
				2020	2019
				US$ in millions
Provision matrix - debtors’ aging	Expected loss rate
Current (not past due)	—			$53	$169
1-90 days past due	2%	-	10%	16	97
91-360 days past due	15%	-	25%	6	62
More than 360 days past due	50%	-	100%	52	58
				$127	$386

Movements of lifetime expected credit losses
The following table shows the movement in lifetime ECL that has been recognized for trade receivables under the simplified approach.

	December 31,
	2020	2019
	US$ in millions
At beginning of year	$106	$94
Provision for expected credit losses, net	50	24
Amounts written-off	(19)	(13)
Exchange difference	—	1
At end of year	$137	$106